Employee Benefit Plans (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) pension_plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, expenses	$ 11,400	$ 11,000	$ 9,900
Number of Union Pension Plans | pension_plan	2
Long-term pension and benefits	$ 145,992	122,580
Accumulated other comprehensive loss	$ (162,077)	$ (120,491)
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	6.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.08%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	67.00%	67.00%
Fixed Income Securities [Member] | Scenario, Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	70.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%	30.00%
Equity Securities [Member] | Scenario, Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	30.00%
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	$ (54,171)	$ 21,375
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	36,082	52,530	27,997
Long-term pension and benefits	131,947	111,359
Accumulated other comprehensive loss	(104,739)	(88,602)	(97,226)	$ (58,584)
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	(5,700)
Defined Benefit Plan, Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	(200)
Contributions estimated to be paid	31,300
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)	(3,300)	599
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	1,031	1,248	1,467
Long-term pension and benefits	14,045	11,221
Accumulated other comprehensive loss	(8,378)	(5,409)	$ (6,597)	$ (7,881)
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	(500)
Contributions estimated to be paid	$ 1,200
Error in Actuarial Assumptions [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		19,400
Long-term pension and benefits		22,200
Accumulated other comprehensive loss		$ (2,800)